Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

December 31, 2019

CDCIP-QTLY-0220
1.842162.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	35,205	$5,827,836
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	55,502	5,047,352
Diversified Consumer Services - 1.2%
Education Services - 1.1%
Grand Canyon Education, Inc. (a)	194,911	18,670,525
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	27,044	3,279,085
		21,949,610
Specialized Consumer Services - 0.1%
OneSpaWorld Holdings Ltd. (b)	172,374	2,902,778

TOTAL DIVERSIFIED CONSUMER SERVICES		24,852,388

Entertainment - 0.1%
Movies & Entertainment - 0.1%
Live Nation Entertainment, Inc. (a)	30,005	2,144,457
Food & Staples Retailing - 1.8%
Food Distributors - 1.0%
Performance Food Group Co. (a)	170,960	8,801,021
U.S. Foods Holding Corp. (a)	259,725	10,879,880
		19,680,901
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	447,864	10,184,427
Walmart, Inc.	50,366	5,985,495
		16,169,922

TOTAL FOOD & STAPLES RETAILING		35,850,823

Hotels, Restaurants & Leisure - 21.0%
Casinos & Gaming - 1.5%
Churchill Downs, Inc.	85,051	11,668,997
Eldorado Resorts, Inc. (a)	302,316	18,030,126
		29,699,123
Hotels, Resorts & Cruise Lines - 6.5%
Hilton Grand Vacations, Inc. (a)	200,399	6,891,722
Hilton Worldwide Holdings, Inc.	264,766	29,365,197
Marriott Vacations Worldwide Corp.	151,397	19,493,878
Royal Caribbean Cruises Ltd.	544,061	72,637,584
		128,388,381
Leisure Facilities - 1.7%
Drive Shack, Inc. (a)	556,450	2,036,607
Planet Fitness, Inc. (a)	216,342	16,156,421
Vail Resorts, Inc.	69,279	16,615,183
		34,808,211
Restaurants - 11.3%
Chipotle Mexican Grill, Inc. (a)	32,027	26,810,122
Dunkin' Brands Group, Inc.	1,150	86,871
McDonald's Corp.	482,288	95,304,932
Starbucks Corp.	830,537	73,020,813
Yum! Brands, Inc.	286,568	28,865,995
		224,088,733

TOTAL HOTELS, RESTAURANTS & LEISURE		416,984,448

Household Durables - 3.4%
Homebuilding - 3.4%
D.R. Horton, Inc.	531,629	28,043,430
Lennar Corp. Class A	323,276	18,035,568
NVR, Inc. (a)	5,628	21,433,731
		67,512,729
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	2,970	3,977,988
Internet & Direct Marketing Retail - 26.3%
Internet & Direct Marketing Retail - 26.3%
Amazon.com, Inc. (a)	240,242	443,928,775
The Booking Holdings, Inc. (a)	35,780	73,482,459
The RealReal, Inc. (b)	156,483	2,949,705
Wayfair LLC Class A (a)	19,715	1,781,645
		522,142,584
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	46,739	5,055,758
Multiline Retail - 7.4%
General Merchandise Stores - 7.4%
B&M European Value Retail SA	850,354	4,613,648
Dollar General Corp.	348,961	54,430,937
Dollar Tree, Inc. (a)	768,838	72,309,214
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	234,659	15,325,579
		146,679,378
Specialty Retail - 29.2%
Apparel Retail - 10.9%
Burlington Stores, Inc. (a)	395,341	90,149,608
Ross Stores, Inc.	421,843	49,110,962
The Children's Place Retail Stores, Inc. (b)	170,693	10,671,726
TJX Companies, Inc.	1,096,046	66,924,569
		216,856,865
Automotive Retail - 2.9%
AutoZone, Inc. (a)	17,916	21,343,510
Monro, Inc.	82,706	6,467,609
O'Reilly Automotive, Inc. (a)	66,327	29,068,471
		56,879,590
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	194,631	17,088,602
Home Improvement Retail - 13.5%
Floor & Decor Holdings, Inc. Class A (a)	159,059	8,081,788
Lowe's Companies, Inc.	764,130	91,512,209
The Home Depot, Inc.	772,113	168,614,037
		268,208,034
Specialty Stores - 1.0%
Five Below, Inc. (a)	83,735	10,706,357
National Vision Holdings, Inc. (a)	85,839	2,783,759
Ulta Beauty, Inc. (a)	29,553	7,481,046
		20,971,162

TOTAL SPECIALTY RETAIL		580,004,253

Textiles, Apparel & Luxury Goods - 7.2%
Apparel, Accessories & Luxury Goods - 3.9%
adidas AG	33,409	10,860,219
Capri Holdings Ltd. (a)	282,464	10,776,002
Carter's, Inc.	55,490	6,067,277
G-III Apparel Group Ltd. (a)	79,630	2,667,605
lululemon athletica, Inc. (a)	17,033	3,946,035
LVMH Moet Hennessy Louis Vuitton SE	24,391	11,365,082
PVH Corp.	176,650	18,574,748
Tapestry, Inc.	461,210	12,438,834
		76,695,802
Footwear - 3.3%
Deckers Outdoor Corp. (a)	81,572	13,774,248
NIKE, Inc. Class B	511,387	51,808,617
		65,582,865

TOTAL TEXTILES, APPAREL & LUXURY GOODS		142,278,667

TOTAL COMMON STOCKS
(Cost $1,317,884,018)		1,958,358,661

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.58% (c)	25,738,434	25,743,582
Fidelity Securities Lending Cash Central Fund 1.58% (c)(d)	16,355,527	16,357,162
TOTAL MONEY MARKET FUNDS
(Cost $42,100,744)		42,100,744
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,359,984,762)		2,000,459,405
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(13,161,776)
NET ASSETS - 100%		$1,987,297,629

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,155
Fidelity Securities Lending Cash Central Fund	115,060
Total	$144,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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